Related Party Transactions (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Related Party Transactions 1		$ 81,072
Related Party Transactions 2		479,434
Related Party Transactions 3		30,447
Related Party Transactions 4		127,452
Related Party Transactions 5		2,000,000
Related Party Transactions 6		$ 0.40
Related Party Transactions 7		1,002,500
Related Party Transactions 8		0
Related Party Transactions 9		4,000,000
Related Party Transactions 10		25.00%
Related Party Transactions 11		25.00%
Related Party Transactions 12		25.00%
Related Party Transactions 13		5,000,000
Related Party Transactions 14		25.00%
Related Party Transactions 1	0
Related Party Transactions 2	0
Related Party Transactions 3	10,654
Related Party Transactions 4	81,072
Related Party Transactions 5	23,196
Related Party Transactions 6	30,447
Related Party Transactions 7	2,000,000
Related Party Transactions 8	$ 0.40
Related Party Transactions 9	1,002,500
Related Party Transactions 10	4,000,000
Related Party Transactions 11	25.00%
Related Party Transactions 12	25.00%
Related Party Transactions 13	25.00%
Related Party Transactions 14	5,000,000
Related Party Transactions 15	25.00%
Related Party Transactions 16	610,000
Related Party Transactions 17	1,000,000
Related Party Transactions 18	$ 0.61
Related Party Transactions 19	18,375
Related Party Transactions 20	$ 33,666